Shareholders' Equity (Deficit) - Schedule of Company’s Options Activity (Details) - Employee Stock Option - $ / shares		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Company’s Options Activity [Line Items]
Number of options outstanding, ending	79,290	741,294
Weighted average exercise price outstanding, ending	$ 1.46	$ 0.16
Weighted average remaining contractual terms (in years) outstanding	3 years	8 years 7 months 6 days
Number of options, granted		662,004
Weighted average exercise price, granted		$ 0.001
Weighted average remaining contractual terms (in years), granted		10 years
Number of options, vested and expected to vest		741,294
Weighted average exercise price , vested and expected to vest		$ 0.16
Weighted average remaining contractual terms (in years) , vested and expected to vest		8 years 7 months 6 days
Number of options, exercisable		741,294
Weighted average exercise price, exercisable		$ 0.16
Weighted average remaining contractual terms (in years) , exercisable		8 years 7 months 6 days